Deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred tax
Schedule of deferred tax
	December 31,
	2020	2019	2018
	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€4,475	€4,205	€2,514
Liabilities	€—	€—	€—

Deferred tax assets unrecognized	€365,639	€289,833	€223,377

Deferred taxes in the consolidated statement of operations	€(157)	€1,537	€(238)

Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	581	1,537	528
Deferred tax expenses relating to temporary differences	(44)	—	—
Deferred tax expenses relating to use or derecognition of previously recognized deferred tax assets	(695)	—	(766)